Summary of Significant Accounting Policies (Details) - Schedule of summarizes disaggregated revenue - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Services transferred at a point in time
Revenue from Online Education Services	$ 860,312	$ 584,138	$ 219,912
Revenue from Technological Development and Operation Services	117,311	77,486	91,757
Services transferred over time
Revenue from Online Education Services	10,308,860	7,674,311	5,150,788
Revenue from Technological Development and Operation Services	187,865	179,625	174,913
Total	$ 11,474,348	$ 8,515,561	$ 5,637,370